Equity - Noncontrolling Interests (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Beginning balance	$ 384,272		$ 384,529	$ 382,124
Profit Allocated to Noncontrolling Interests	1,285	$ 46	974	1,024
Income tax relating to remeasurements of defined benefit pension plans	(239)		(305)	243
Cash dividends distributed by subsidiaries	(775)		(710)	(958)
Partial disposal of interests in subsidiaries				1,175
Share-based payment transactions of subsidiaries	89		21	53
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(2)
Net increase (decrease) in noncontrolling interests	476		(1)	294
Ending balance	387,273	13,791	384,272	384,529
Noncontrolling interests [Member]
Beginning balance	10,115		9,857	8,470
Effect of retrospective application of IFRS 16			(20)
Profit Allocated to Noncontrolling Interests	1,285		974	1,024
Exchange differences arising from the translation of the net investment in foreign operations	(14)		8	(3)
Unrealized gain or loss on financial assets at FVOCI	(3)		(26)	(1)
Remeasurements of defined benefit pension plans	17		15	(9)
Income tax relating to remeasurements of defined benefit pension plans	(3)		(3)	3
Share of other comprehensive income (loss) of associates and joint ventures accounted for using equity method	(1)		(1)	1
Cash dividends distributed by subsidiaries	(775)		(710)	(958)
Partial disposal of interests in subsidiaries	0		0	349
Share-based payment transactions of subsidiaries	63		22	42
Change in additional paid-in capital for not proportionately participating in the capital increase of subsidiaries	0		0	700
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	(2)		0	0
Other changes in additional paid-in capital of subsidiaries	0		0	0
Net increase (decrease) in noncontrolling interests	476		(1)	239
Ending balance	11,158	$ 397	10,115	9,857
As Adjusted [Member] | Noncontrolling interests [Member]
Beginning balance	$ 10,115		9,837	8,470
Ending balance			$ 10,115	$ 9,837